Commitments and contingencies (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Commitments and contingencies [Line Items]
Minimum lease payments receivable under non-cancellable operating lease	$ 263,859	$ 324,877
Unearned finance income on finance lease	(22,206)	(43,001)
Minimum finance lease payments receivable, at present value	241,653	281,876
Not later than one year [member]
Disclosure of Commitments and contingencies [Line Items]
Minimum lease payments receivable under non-cancellable operating lease	53,607	56,915
Unearned finance income on finance lease	41,634	40,224
Later than one year and not later than five years [member]
Disclosure of Commitments and contingencies [Line Items]
Minimum lease payments receivable under non-cancellable operating lease	210,252	267,962
Unearned finance income on finance lease	$ 200,019	$ 241,652